LEASES - components of our operating lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Components of our operating lease
Operating lease costs	$ 4,779	$ 4,779	$ 19,116	$ 19,116
Variable lease cost	4,601	4,478	17,613	17,461
Short-term lease cost	7,432	7,432	29,730	29,730
Total	$ 16,812	$ 16,689	$ 66,459	$ 66,307